UNITED STATES

			    SECURITIES AND EXCHANGE COMMISSION
                                    WASHINGTON D.C. 20549
					 FORM 13F
                                    FORM 13F COVER PAGE



     Report for the Calendar Year or Quarter Ended: December 31, 2010 Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: SG Capital Management, LLC
Address: 415 N. LaSalle Street, #401
Chicago, IL 60654

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name: Ken Grossman
Title: Partner
Phone: 312-923-0150

Signature, Place, and Date of Signing:

Ken Grossman, Chicago, IL February 4, 2011


Report Type (Check only one.):
[ X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:NONE
[If there are no entries in this list, omit this section.]






                                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 27
Form 13F Information Table Value Total: $48,491
                                       (thousands)
List of Other Included Managers: NONE
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AAR CORP CMN                   Com              000361105     1286    46814 SH       Sole                    46814
ADTRAN INC COM                 Com              00738A106      927    25600 SH       Sole                    25600
AEROFLEX HLDG CORP             Com              007767106     1319    80168 SH       Sole                    80168
AMERICAN PUBLIC EDUCATION INC  Com              02913v103     1471    39493 SH       Sole                    39493
BALL CORP COM                  Com              058498106      453     6655 SH       Sole                     6655
BROCADE COMMUNICATIONS SYS INC Com              111621306     1798   339815 SH       Sole                   339815
CERADYNE INC COM               Com              156710105     6232   197648 SH       Sole                   197648
COOPER INDUSTRIES INC-W/RTS TO Com              g24140108     1256    21550 SH       Sole                    21550
EMULEX CORP NEW                Com              292475209     1329   113982 SH       Sole                   113982
ESCO ELECTRONICS CORP          Com              296315104     2690    71092 SH       Sole                    71092
FEI CO COM                     Com              30241L109      688    26032 SH       Sole                    26032
FLEXTRONICS INTL LTD           Com              y2573f102     1030   131193 SH       Sole                   131193
GOODRICH CORP                  Com              382388106     2245    25486 SH       Sole                    25486
Hibbett Sporting Goods Inc     Com              428565105      576    15619 SH       Sole                    15619
INSITUFORM TECHNOLOGIES INC    Com              457667103     3693   139292 SH       Sole                   139292
INTERSIL HLDG CORP             Com              46069s109     1374    90000 SH       Sole                    90000
ITRON INC COM                  Com              465741106     1153    20790 SH       Sole                    20790
JABIL CIRCUIT INC              Com              466313103     2221   110558 SH       Sole                   110558
LINCOLN ELEC HOLDINGS INC      Com              533900106      867    13285 SH       Sole                    13285
MICROSEMI CORP                 Com              595137100      639    27898 SH       Sole                    27898
OCLARO INC                     Com              67555n107      416    31662 SH       Sole                    31662
RICHARDSON ELECTRS COM         Com              763165107     2386   204146 SH       Sole                   204146
ROBBINS & MYERS INC            Com              770196103     3591   100351 SH       Sole                   100351
STAGE STORES INC               Com              85254c305     1460    84179 SH       Sole                    84179
TEMPUR-PEDIC INTL INC. CMN     Com              88023u101     4574   114169 SH       Sole                   114169
Texas Inds Inc Com             Com              882491103     2266    49507 SH       Sole                    49507
VALMONT INDS INC COM           Com              920253101      551     6208 SH       Sole                     6208